Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000129310 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Percent of Total Investments	100.00%	[1]
C000129310 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
C000129310 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
C000129310 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%	[1]
C000129310 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[1]
C000129310 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
C000129310 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%	[1]
C000129310 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[1]
C000129310 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[1]
C000129310 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[1]
C000129310 [Member] | Undetermined [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[2]
C000129310 [Member] | Stock with Fixed Exchange Ratio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[2]
C000129310 [Member] | Cash and Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%	[2]
C000129310 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000129310 [Member] | Strategic [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.90%
C000129310 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.80%	[2]
C000014124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Percent of Total Investments	100.00%	[3]
C000014124 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[3]
C000014124 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[3]
C000014124 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%	[3]
C000014124 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[3]
C000014124 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[3]
C000014124 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%	[3]
C000014124 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[3]
C000014124 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[3]
C000014124 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[3]
C000014124 [Member] | Undetermined [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[4]
C000014124 [Member] | Stock with Fixed Exchange Ratio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[4]
C000014124 [Member] | Cash and Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%	[4]
C000014124 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000014124 [Member] | Strategic [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.90%
C000014124 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.80%	[4]

[1]	Percentage of total investments as of June 30, 2026.
[2]	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2026.
[3]	Percentage of total investments as of June 30, 2026.
[4]	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2026.